Ordinary Shares Issued at Nominal Value in Lieu of Services	12 Months Ended
Dec. 31, 2023
Stock Issued During Period At Nominal Value [Abstract]
Ordinary Shares Issued at Nominal Value in Lieu of Services
10.
Ordinary shares issued at nominal value in lieu of services

On February 15, 2022 the Company issued 5,000,000 ordinary shares to an advisor for services provided at a fair value of $1.80 per unit which were vested and allocated on the same date. The Company agreed to issue to the same advisor an additional 5,000,000 ordinary shares at the end of the year ending December 31, 2022 at a fair value of $1.80. The Company recognized $18.4 million as general and administrative costs with a corresponding credit in shareholders’ deficit. The fair value of the ordinary shares was based on a Black-Scholes model using an average volatility of 60.4% based on a group of similar companies, a risk-free rate available on the issuance date of 1.8% developed from a range between 0.0% and 2.4%, and the exercise price of £.0001 per share, and the fair value of the ordinary shares of the Company based on a recent financing. The expected term was nil and 3.4 years to exercise, respectively for each grant of 5,000,000 ordinary shares. The Company assumed a dividend payment rate of nil.

On November 30, 2022, the Company awarded 27,246,461 ordinary shares at a fair value of $1.20 per unit respectively to DBLP Sea Cow Limited (founding shareholder) in lieu of services to the Company which were vested and allotted on the same date. The Company recognized $33.4 million as a general and administrative cost with a corresponding credit in shareholders’ deficit in the year ended December 31, 2022. The fair value of the ordinary shares was based on a Black-Scholes model using an average volatility of 61.9% based on a group of similar companies, a risk-free rate available on the issuance date, the exercise price of £.0001 per share, and the fair value of the ordinary shares of the Company based on a recent financing. The Company assumed an exercise period of 2.5 years and a dividend payment rate of nil.